Related Parties - Summary of Stock-based Compensation Expense Related to Tender Offer Included in Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Related Party Transaction [Line Items]
Total stock-based compensation expense	$ 39,942	$ 12,742	$ 18,886
Cost of revenue-cost of subscription-self-managed and SaaS
Related Party Transaction [Line Items]
Total stock-based compensation expense	3,383	699	268
Cost of revenue-professional services
Related Party Transaction [Line Items]
Total stock-based compensation expense	1,208	329	98
Research and development
Related Party Transaction [Line Items]
Total stock-based compensation expense	16,100	5,045	3,302
Sales and marketing
Related Party Transaction [Line Items]
Total stock-based compensation expense	11,996	3,560	3,420
General and Administrative Expense
Related Party Transaction [Line Items]
Total stock-based compensation expense	$ 7,255	$ 3,109	11,798
Tender Offer
Related Party Transaction [Line Items]
Total stock-based compensation expense			13,757
Tender Offer | Cost of revenue-cost of subscription-self-managed and SaaS
Related Party Transaction [Line Items]
Total stock-based compensation expense			62
Tender Offer | Cost of revenue-professional services
Related Party Transaction [Line Items]
Total stock-based compensation expense			10
Tender Offer | Research and development
Related Party Transaction [Line Items]
Total stock-based compensation expense			1,440
Tender Offer | Sales and marketing
Related Party Transaction [Line Items]
Total stock-based compensation expense			1,207
Tender Offer | General and Administrative Expense
Related Party Transaction [Line Items]
Total stock-based compensation expense			$ 11,038